Allowance for Doubtful Accounts (Detail) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance, beginning of period	$ 716	$ 710	$ 798
Charged to costs and other	386	258	157
Write-offs	(218)	(252)	(245)
Balance, end of period	884	716	710
Accounts receivable, net of allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance, beginning of period	650	633
Balance, end of period	830	650	633
Other Long-term Assets
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance, beginning of period	66	77
Balance, end of period	$ 54	$ 66	$ 77